Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 284,835	¥ 309,268	¥ 280,685
Additions	23,390	38,285	96,754
Deductions	(128,928)	(70,986)	(65,566)
Other	10,597	8,268	(2,605)
Valuation allowance at end of year	¥ 189,894	¥ 284,835	¥ 309,268